General Information and Reorganization Transactions (Details)							1 Months Ended		12 Months Ended
	Dec. 09, 2024 EUR (€) shares	Jul. 26, 2023 $ / shares	Jan. 26, 2023 $ / shares shares	Jul. 29, 2022 EUR (€)	Jul. 13, 2022 $ / shares € / shares shares	Jul. 13, 2022 USD ($) $ / shares shares	Jul. 31, 2023 EUR (€)	Apr. 30, 2023 EUR (€)	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 09, 2024 USD ($) shares	Dec. 31, 2023 $ / shares	Aug. 30, 2023 shares	Jul. 14, 2022 shares	Jul. 11, 2022 shares
General Information and Reorganization Transactions [Line Items]
Ordinary share, per share (in Euro per share) | € / shares											€ 1
Ordinary shares issued (in Shares)																		1
Authorized share capital per share (in Euro per share) | € / shares					€ 1
Divided (in Dollars) | €									€ 2,622,967		€ 6,777,120	€ 1,321,607
Number of shares (in Shares)									38,150				38,150
Price per share (in Dollars per share) | $ / shares													$ 5
Ordinary shares (in Shares)					1	1
Nominal value of per share (in Euro per share) | € / shares					€ 1
Ordinary shares issued (in Shares)											1,650,000					150,000
Agreed to contribute (in Euro) | €									€ 253,821
Share capital due (in Euro) | €									€ 253,821
Share payment (in Euro) | €				€ 253,821
Shareholders owning percentage									35.00%	35.00%
Precentage of acquisition								90.00%
Agreed to pay (in Euro) | €							€ 840,000	€ 742,000
Percentage acquisition of ownership							51.00%	90.00%
Percentage acquisition of majority ownership							51.00%
Percentage of share capital	52.00%
Percentage of ownership	52.00%
Cash (in Euro) | €									€ 1,531,994		€ 2,293,518
Percentage of club ownership	22.00%
Initial public offering (in Shares)			1,500,000
Offering price per share (in Dollars per share) | $ / shares			$ 5
Purchase price per share (in Dollars per share) | $ / shares			$ 4.65
Percentage of offering price		100.00%	93.00%						7.00%	7.00%
Net proceeds (in Dollars)									€ 2,407,879	$ 2,501,545
Class A Ordinary Shares [Member]
General Information and Reorganization Transactions [Line Items]
Divided (in Dollars) | $						$ 1,750,000
Number of shares (in Shares)					50,000,000	50,000,000			50,000,000		50,000,000		50,000,000
Price per share (in Dollars per share) | $ / shares					€ 0.005	$ 0.005							$ 0.005		$ 0.005
Ordinary shares issued (in Shares)									6,258,000		7,700,000		6,258,000				8,100,000
Class B Ordinary shares [Member]
General Information and Reorganization Transactions [Line Items]
Number of shares (in Shares)					250,000,000	250,000,000
Price per share (in Dollars per share) | $ / shares					€ 0.005	$ 0.005
Ordinary shares issued (in Shares)	3,200,000								3,200,000				3,200,000	3,200,000			100,000
Percentage of ownership	38.00%
Ordinary Shares value	€ 2,000,000								€ 2,000,000				$ 2,087,000	$ 2,087,000
Cash (in Euro) | €									€ 500,000
Percentage of offering price									15.00%	15.00%
Purchase to additional shares (in Shares)									225,000	225,000
Bottom of range [member]
General Information and Reorganization Transactions [Line Items]
Percentage of ownership	22.00%								20.00%	20.00%
Top of range [member]
General Information and Reorganization Transactions [Line Items]
Percentage of ownership	52.00%								52.00%	52.00%
Juve Stabia [Member]
General Information and Reorganization Transactions [Line Items]
Percentage of ownership	35.00%								22.00%	22.00%
Cash (in Euro) | €	€ 500,000								€ 1,500,000
Juve Stabia [Member] | Class A Ordinary Shares [Member]
General Information and Reorganization Transactions [Line Items]
Percentage of ownership	38.00%
Warrants [Member]
General Information and Reorganization Transactions [Line Items]
Warrants per share (in Dollars per share) | $ / shares		$ 5
Warrants [Member] | Class B Ordinary shares [Member]
General Information and Reorganization Transactions [Line Items]
Ordinary shares issued (in Shares)									105,000				105,000
Preference shares [member]
General Information and Reorganization Transactions [Line Items]
Number of shares (in Shares)					50,000,000	50,000,000
Price per share (in Dollars per share) | $ / shares					€ 0.005	$ 0.005
Initial Public Offering [Member]
General Information and Reorganization Transactions [Line Items]
Net proceeds (in Dollars) | $										$ 6,900,000